Risk Management - Summary of Contractual Maturities of Financial Liabilities According to Maturity Periods (Details) - MXN ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued expenses	$ 552,826	$ 322,959
Lease liabilities	7,310,246	6,244,222	$ 5,245,442
Liquidity Risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt (excluding issuance costs)	1,029,711	1,192,538
Debt with related parties		1,665,422
Interest payable on Promissory Notes		5,087,245
Costs of modification and remeasurement of Promissory Notes		80,244
Accounts payable and accrued expenses	552,826	322,959
Suppliers	7,855,059	7,126,089
Lease liabilities	14,528,047	12,139,278
Total	23,965,643	27,613,775
Up to 1 year | Liquidity Risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt (excluding issuance costs)	934,020	768,576
Accounts payable and accrued expenses	552,826	322,959
Suppliers	7,855,059	7,126,089
Lease liabilities	1,547,364	1,293,219
Total	10,889,269	9,510,843
More than 1 and up to 3 Years | Liquidity Risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt (excluding issuance costs)	95,691	423,962
Debt with related parties		1,665,422
Interest payable on Promissory Notes		5,087,245
Costs of modification and remeasurement of Promissory Notes		80,244
Lease liabilities	2,890,004	2,382,138
Total	2,985,695	9,639,011
Over 3 and up to 5 Years | Liquidity Risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Lease liabilities	2,474,297	2,062,570
Total	2,474,297	2,062,570
More than 5 years | Liquidity Risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Lease liabilities	7,616,382	6,401,351
Total	$ 7,616,382	$ 6,401,351